ACQUISITION	12 Months Ended
Dec. 28, 2025
ACQUISITION
ACQUISITION

NOTE 11 – ACQUISITION

On May 13, 2024, our 1519 BT, LLC subsidiary completed the purchase of certain assets from LC Food Concepts. The acquired assets comprised a business operating as a high-end German-themed restaurant with approximately 175 seats located in Hobe Sound, Florida, doing business as “Schnitzel Haus. The aggregate purchase price was $943,000, including $850,000 paid at closing as payment for certain assets, separate payments of $65,000 for inventory on hand at closing, and $28,000 for the purchase of a utility vehicle and other items used in the business. With the acquisition, we assumed the seller’s remaining lease obligation of $5,400 monthly for 44 months. Aside from the lease obligation, no liabilities of the seller were assumed in the purchase of assets. A summary of the assets acquired is approximately as follows:

Property, including leasehold improvements and equipment	$625,000
Intangible covenant not to compete	100,000
Inventory	65,000
Vehicle and other	28,000
Operating lease right-of-use asset	182,878
Total identifiable assets acquired	1,000,878
Operating lease liability	(182,878)
Net identifiable assets acquired	818,000
Goodwill	125,000
Purchase price	$943,000